Borrowings, Borrowings by Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bank Borrowings [Abstract]
Outstanding amount	$ 1,122,249	$ 1,292,351
SLB Facility [Member]
Bank Borrowings [Abstract]
Outstanding amount	$ 324,788
Maturity date	2032
Facility amount	$ 414,000
CTI vessels facilities [Member]
Bank Borrowings [Abstract]
Outstanding amount	$ 157,905
CTI vessels facilities [Member] | Bottom of Range [Member]
Bank Borrowings [Abstract]
Maturity date	2023
CTI vessels facilities [Member] | Top of Range [Member]
Bank Borrowings [Abstract]
Maturity date	2031
Hafnia Tankers finance leases [Member]
Bank Borrowings [Abstract]
Outstanding amount	$ 43,737
Hafnia Tankers finance leases [Member] | Bottom of Range [Member]
Bank Borrowings [Abstract]
Maturity date	2025
Hafnia Tankers finance leases [Member] | Top of Range [Member]
Bank Borrowings [Abstract]
Maturity date	2030